CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	$ (268,599)	$ (204,223)	$ (62,066)
Investing activities
Purchases of property, plant and equipment	(36,664)	(16,401)	(7,949)
Purchase of leasehold land		(355)	(11,631)
Refund/(payment) of leasehold land deposit		930	(2,326)
Deposits in short-term investments	(1,202,013)	(1,355,976)	(732,908)
Proceeds from short-term investments	1,518,453	921,364	629,373
Purchase of a warrant		(15,000)
Dividend and proceeds received from divestment of Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")	16,488	159,118
Deposit received for divestment of other equity investee	324
Net cash generated from/(used in) investing activities	296,588	(306,320)	(125,441)
Financing activities
Proceeds from issuances of ordinary shares	174	717,319	318,934
Purchases of treasury shares	(48,084)	(27,309)	(12,904)
Dividends paid to non-controlling shareholders of subsidiaries	(25,600)	(9,894)	(1,462)
Repayment of loan to a non-controlling shareholder of a subsidiary		(579)
Proceeds from bank borrowings	17,753
Repayment of bank borrowings	(26,923)
Payment of issuance costs	(83)	(29,509)	(8,134)
Net cash (used in)/generated from financing activities	(82,763)	650,028	296,434
Net (decrease)/increase in cash and cash equivalents	(54,774)	139,485	108,927
Effect of exchange rate changes on cash and cash equivalents	(9,490)	2,427	5,546
Net (decrease)/increase in cash and cash equivalents, including effect of exchange rate changes	(64,264)	141,912	114,473
Cash and cash equivalents
Cash and cash equivalents at beginning of year	377,542	235,630	121,157
Cash and cash equivalents at end of year	313,278	377,542	235,630
Supplemental disclosure for cash flow information
Cash paid for interest	150	425	815
Cash paid for tax, net of refunds	18,891	5,014	5,940
Supplemental disclosure for non-cash activities
Increase in accrued capital expenditures	9,618	8,607	298
Vesting of treasury shares for LTIP	$ 12,034	$ 1,450	$ 4,828